UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09401

Name of Fund: The BlackRock Strategic Municipal Trust (BSD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, The BlackRock Strategic Municipal Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.2%
Alabama State Docks Department, Refunding RB, 6.00%, 10/01/40	$655	$724,712
County of Jefferson Alabama Limited Obligation School, RB, Series A, 5.25%, 1/01/19	465	463,335
		1,188,047
Alaska — 1.0%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 6/01/23	660	598,297
5.00%, 6/01/46	530	385,935
		984,232
Arizona — 1.6%
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,000	956,530
San Luis Facility Development Corp., RB, Senior Lien Project, Regional Detention Center Project:
6.25%, 5/01/15	90	87,617
7.00%, 5/01/20	210	191,602
7.25%, 5/01/27	420	340,216
		1,575,965
California — 7.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, Series F-1, 5.63%, 4/01/44	720	772,718
California County Tobacco Securitization Agency, RB, CAB, Stanislaus, Sub-Series C, 11.87%, 6/01/55 (a)	3,095	24,853
California Health Facilities Financing Authority, RB:
Stanford Hospital Clinics, Series A, 5.00%, 8/15/51	370	353,072
Sutter Health, Series B, 6.00%, 8/15/42	1,010	1,133,644
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 7/01/33	400	400,604

Municipal Bonds	Par (000)	Value
California (concluded)
California Pollution Control Financing Authority, RB:
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 7/01/37 (b)	$325	$279,572
Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45 (b)	810	673,985
San Diego County Water Authority Desalination Project Pipeline, 5.00%, 11/21/45	390	356,281
California State Public Works Board, RB, Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	375	436,320
City of Los Angeles California Department of Airports, Refunding RB, Series A, 5.25%, 5/15/39	250	264,228
San Diego Community College District, GO, Election of 2006, Series 2013, 5.00%, 8/01/43	340	353,015
State of California, GO, Various Purpose:
6.00%, 3/01/33	800	912,624
6.50%, 4/01/33	650	760,695
		6,721,611
Colorado — 2.0%
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiative, Series A, 5.50%, 7/01/34	680	732,986
Evangelical Lutheran Good Samaritan Society Project, 5.00%, 12/01/42	5	4,700
Colorado State Board of Governors, Refunding RB, Series A, 5.00%, 3/01/43	370	378,654
Park Creek Metropolitan District Colorado, Refunding RB, Senior, Limited Tax, Property Tax, 5.50%, 12/01/37	440	449,553
Regional Transportation District, COP, Refunding, Series A, 5.38%, 6/01/31	320	335,814
		1,901,707

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2013	1

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Delaware — 2.2%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Project, 6.00%, 10/01/40	$820	$845,969
Delaware State EDA, RB, Exempt Facilities, Indian River Power, 5.38%, 10/01/45	1,280	1,226,151
		2,072,120
District of Columbia — 1.9%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 6/01/41	690	679,388
Metropolitan Washington Airports Authority, Refunding RB, First Senior Lien, Series A:
5.00%, 10/01/39	160	161,936
5.25%, 10/01/44	1,000	1,021,030
		1,862,354
Florida — 8.0%
County of Tampa-Hillsborough Florida Expressway Authority, Refunding RB:
Series A, 5.00%, 7/01/37	435	435,913
Series B, 5.00%, 7/01/42	790	790,529
Highlands County Florida Health Facilities Authority, Refunding RB, Series 2006G, 5.13%, 11/15/32 (c)	1,000	1,020,260
Hillsborough County IDA, RB, National Gypsum Co., Series A, AMT, 7.13%, 4/01/30	1,500	1,499,925
Miami Beach Health Facilities Authority, RB, Mount Sinai Medical Center of Florida, 6.75%, 11/15/21	1,010	1,073,600
Mid-Bay Bridge Authority, RB, Series A, 7.25%, 10/01/40	720	836,374
Sumter Landing Community Development District Florida, RB, Sub-Series B, 5.70%, 10/01/38	1,490	1,228,788
Village Community Development District No. 10, Special Assessment Bonds, 5.13%, 5/01/43	785	717,482
		7,602,871
Georgia — 1.5%
DeKalb Private Hospital Authority, Refunding RB, Children's Healthcare, 5.25%, 11/15/39	265	269,232

Municipal Bonds	Par (000)	Value
Georgia (concluded)
Metropolitan Atlanta Rapid Transit Authority, RB, Third Series, Series A, 5.00%, 7/01/39	$1,095	$1,122,309
		1,391,541
Hawaii — 0.5%
State of Hawaii Harbor System, RB, Series A, 5.25%, 7/01/30	425	451,269
Illinois — 15.3%
Chicago Illinois Board of Education, GO, Series A, 5.50%, 12/01/39	625	644,750
Chicago Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/40	330	336,217
City of Chicago Illinois, GARB, O’Hare International Airport Third Lien:
Series A, 5.63%, 1/01/35	800	836,680
Series A, 5.75%, 1/01/39	1,500	1,560,450
Series C, 6.50%, 1/01/41	1,855	2,183,836
City of Chicago Illinois, GO, Project, Series A, 5.00%, 1/01/34	1,430	1,392,462
City of Chicago Illinois, Refunding RB, Sales Tax Revenue, Series A, 5.25%, 1/01/38	260	270,936
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/37	305	305,183
Central Dupage Health, Series B, 5.50%, 11/01/39	2,500	2,599,200
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	145	137,574
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 1/01/38	730	738,716
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 6.15%, 6/15/44 (a)	2,980	459,278
Series B (AGM), 5.00%, 6/15/50	785	765,595
Series B-2, 5.00%, 6/15/50	990	979,169
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	175	194,537
6.00%, 6/01/28	940	1,025,672

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2013	2

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	$200	$209,072
		14,639,327
Indiana — 4.9%
Carmel Redevelopment Authority, Refunding RB, Multipurpose, Series A:
4.00%, 8/01/35	355	319,351
4.00%, 2/01/38	570	503,965
Indiana Finance Authority, RB:
CWA Authority Project, First Lien, Series A, 5.25%, 10/01/38	500	512,640
Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/44	140	125,268
Ohio River Bridges East End Crossing Project, Series A, AMT, 5.00%, 7/01/48	465	410,809
Sisters of St. Francis Health, 5.25%, 11/01/39	270	274,868
Indiana Finance Authority, Refunding RB, Community Health Network Project, Series A, 5.00%, 5/01/42	595	567,916
Indiana Health Facility Financing Authority, Refunding RB, Methodist Hospital, Inc., 5.38%, 9/15/22	1,060	1,061,081
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	350	393,190
Indianapolis Local Public Improvement Bond Bank, RB, Series A:
5.00%, 1/15/36	125	127,451
5.00%, 1/15/40	400	403,892
		4,700,431
Iowa — 2.2%
Iowa Finance Authority, RB, Alcoa, Inc. Project, 4.75%, 8/01/42	365	295,836
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
5.00%, 12/01/19	300	293,298
5.50%, 12/01/22	730	721,036
5.25%, 12/01/25	145	137,176
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series A-1, AMT, 5.15%, 12/01/22	565	615,782
		2,063,128

Municipal Bonds	Par (000)	Value
Kentucky — 3.5%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	$320	$338,538
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 4.73%, 10/01/24 (a)	5,000	2,966,550
		3,305,088
Louisiana — 3.8%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,055	1,113,394
State of Louisiana Gasoline & Fuels Tax Revenue, RB, Second Lien, Series B, 5.00%, 5/01/45	1,025	1,036,039
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 5/15/30	320	330,762
5.25%, 5/15/31	270	270,662
5.25%, 5/15/32	345	345,210
5.25%, 5/15/33	375	373,144
5.25%, 5/15/35	160	156,733
		3,625,944
Maine — 1.1%
Maine Turnpike Authority, RB, Series A, 5.00%, 7/01/42	1,000	1,030,430
Maryland — 3.4%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 6/01/35	135	144,373
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 9/01/25	1,000	1,043,320
Maryland Health & Higher Educational Facilities Authority, RB, Ascension Health Alliance, Series B, 5.00%, 11/15/51	1,315	1,314,895
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 1/01/41	690	724,127
		3,226,715

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2013	3

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 1.7%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J, 5.00%, 7/01/42	$570	$591,996
Massachusetts Health & Educational Facilities Authority, Refunding RB, Partners Healthcare, Series J1, 5.00%, 7/01/39	570	571,425
Massachusetts School Building Authority, RB, Dedicated Sales Tax Bonds, Senior Series A, 5.00%, 5/15/43	445	462,431
		1,625,852
Michigan — 5.1%
City of Detroit Michigan, Refunding RB, Sewage Disposal System, Senior Lien, Series A:
5.00%, 7/01/32	495	447,742
5.25%, 7/01/39	425	388,004
City of Detroit Michigan Water Supply System, RB, Senior Lien, Series A, 5.25%, 7/01/41	1,500	1,369,170
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital, 5.50%, 5/15/36	435	443,591
Lansing Board of Water & Light Utilities System, RB, Series A, 5.50%, 7/01/41	465	496,299
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, Series A, 5.25%, 11/15/46	500	480,065
Royal Oak Hospital Finance Authority, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,000	1,207,320
		4,832,191
Missouri — 0.4%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combination Lien, Series A, 5.00%, 10/01/44 (d)	80	82,246

Municipal Bonds	Par (000)	Value
Missouri (concluded)
Missouri State Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 2/01/42	$330	$328,119
		410,365
Nebraska — 1.5%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3:
5.25%, 9/01/37	260	260,359
5.00%, 9/01/42	455	436,149
Douglas County Hospital Authority No. 2, Refunding RB, Health Facilities, Immanuel Obligation Group, 5.63%, 1/01/40	720	744,804
		1,441,312
Nevada — 0.9%
Clark County Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	880	897,310
New Jersey — 7.4%
Middlesex County Improvement Authority, RB, Subordinate, Heldrich Center Hotel, Series B, 6.25%, 1/01/37 (e)(f)	645	45,111
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
5.13%, 9/15/23	470	447,661
5.25%, 9/15/29	145	135,988
New Jersey EDA, Refunding, Special Assessment Kapkowski Road Landfill Project, 5.75%, 4/01/31	705	705,712
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	410	418,262
Series A, 5.00%, 1/01/43	1,625	1,650,642
Series E, 5.25%, 1/01/40	1,355	1,389,566
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.50%, 6/15/41	575	604,555
Series B, 5.25%, 6/15/36	775	804,799
Rutgers The State University of New Jersey, Refunding RB, Series L:
5.00%, 5/01/38	160	166,118
5.00%, 5/01/43	165	169,996

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2013	4

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A, 4.50%, 6/01/23	$540	$502,087
		7,040,497
New York — 9.5%
Albany Industrial Development Agency, RB, New Covenant Charter School Project, Series A, 7.00%, 5/01/35 (e)(f)	315	47,156
Metropolitan Transportation Authority, Refunding RB, Transportation, Series D, 5.25%, 11/15/40	385	392,912
New York City IDA, RB, British Airways PLC Project, AMT, 7.63%, 12/01/32	1,000	1,007,180
New York City Industrial Development Agency, RB, American Airlines, Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (c)	3,000	3,294,210
New York City Transitional Finance Authority, RB, Future Tax Secured, Sub-Series E-1, 5.00%, 2/01/42	770	794,201
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	385	418,533
New York State Dormitory Authority, RB, Series F, 5.00%, 3/15/35	2,195	2,250,555
Port Authority of New York & New Jersey, RB, JFK International Air Terminal:
6.00%, 12/01/36	410	454,772
6.00%, 12/01/42	395	436,827
		9,096,346
North Carolina — 0.5%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42	440	443,956
Ohio — 2.0%
County of Montgomery Ohio, Refunding RB, Catholic Health, Series A, 5.00%, 5/01/39	885	871,079

Municipal Bonds	Par (000)	Value
Ohio (concluded)
State of Ohio, RB, Ford Motor Co. Project, AMT, 5.75%, 4/01/35	$1,000	$1,032,620
		1,903,699
Oregon — 0.8%
City of Tigard Washington County Oregon, Refunding RB, Water System, 5.00%, 8/01/37	80	83,295
Oregon State Facilities Authority, RB, 5.00%, 7/01/44	715	711,625
		794,920
Pennsylvania — 0.6%
Pennsylvania Economic Development Financing Authority, RB, Aqua Pennsylvania, Inc. Project, 5.00%, 11/15/40	600	601,560
Puerto Rico — 1.2%
Puerto Rico Sales Tax Financing Corp., Refunding RB, CAB, Series C, 6.54%, 8/01/39 (a)	5,910	1,109,011
South Carolina — 3.7%
South Carolina Jobs, EDA, Refunding RB, Palmetto Health, Series C (g)
7.00%, 8/1/13	2,225	2,225,000
7.00%, 8/1/13	275	275,000
South Carolina State Ports Authority, RB, 5.25%, 7/01/40	1,040	1,070,930
		3,570,930
South Dakota — 0.3%
South Dakota Health & Educational Facilities Authority, RB, Sanford, Series E, 5.00%, 11/01/42	335	327,422
Tennessee — 0.1%
County of Rutherford Tennessee Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	65	66,143
Texas — 18.8%
Brazos River Authority, RB, TXU Electric, Series A, AMT, 8.25%, 10/01/30	730	56,546
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 1/01/46	680	729,055

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2013	5

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (continued)
Central Texas Regional Mobility Authority, Refunding RB (concluded):
Senior Lien, Series A, 5.00%, 1/01/33	$30	$29,306
Subordinate Lien, 5.00%, 1/01/33	115	107,664
Subordinate Lien, 5.00%, 1/01/42	100	90,984
City of Dallas Texas Waterworks & Sewer System, Refunding RB, 5.00%, 10/01/35	475	495,591
City of Houston Texas Airport System, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	485	527,428
City of Houston Texas Utility System, Refunding RB, Combined First Lien, Series A (AGC), 6.00%, 11/15/35	2,730	3,103,300
City of San Antonio Texas, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	785	807,121
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Scott & White Healthcare, Series A, 5.00%, 8/15/43	115	112,203
Dallas-Fort Worth International Airport, Refunding RB, Series E, AMT, 5.00%, 11/01/35	565	540,824
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	465	401,844
Harris County-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC), 6.31%, 11/15/38 (a)	4,750	987,145
La Joya Independent School District, GO, Refunding:
4.00%, 2/15/32	1,400	1,336,342
4.00%, 2/15/33	1,000	946,660
La Vernia Higher Education Finance Corp., RB, Kipp, Inc., Series A, 6.38%, 8/15/44	500	529,570
Matagorda County Navigation District No. 1, Refunding RB, AEP Texas Central Co. Project, Series 1, 4.00%, 6/01/30	340	304,096
Midland County Fresh Water Supply District No 1, RB, CAB, City of Midland Projects, Series A, 5.10%, 9/15/37 (a)	4,935	1,464,560

Municipal Bonds	Par (000)	Value
Texas (concluded)
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 5.98%, 9/01/37 (a)	$640	$154,912
North Texas Tollway Authority, Refunding RB, Toll, Second Tier, Series F, 6.13%, 1/01/31	1,025	1,095,141
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	1,270	1,408,417
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	1,000	1,135,690
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	500	560,205
University of Texas System, Refunding RB, Financing System, Series B, 5.00%, 8/15/43	970	1,018,908
		17,943,512
Utah — 0.9%
County of Utah, RB, IHC Health Services, Inc., 5.00%, 5/15/43	635	650,176
University of Utah, RB, General, Series A, 5.00%, 8/01/43	195	201,829
		852,005
Virginia — 6.4%
City of Norfolk Virginia Parking System, Refunding RB, Series B (AMBAC), 5.50%, 2/01/31	355	355,032
County of Fairfax Virginia EDA, Refunding RB, Goodwin House, Inc., 5.13%, 10/01/42	1,000	996,170
University of Virginia, Refunding RB, 5.00%, 6/01/40	2,500	2,629,250
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings Project, AMT:
5.25%, 1/01/32	250	235,360
6.00%, 1/01/37	1,845	1,858,819
		6,074,631

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2013	6

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Washington — 0.3%
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series A, 5.00%, 10/01/42	$320	$314,195
Wisconsin — 3.2%
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit Group, Series A, 5.00%, 11/15/31	2,000	2,016,740
WPPI Energy Wisconsin, Refunding RB, Power Supply System, Series A:
5.00%, 7/01/29	120	125,339
5.00%, 7/01/30	150	155,697
5.00%, 7/01/31	330	340,936
5.00%, 7/01/37	395	396,825
		3,035,537
Wyoming — 1.7%
Sweetwater County Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	975	1,039,370
Wyoming Municipal Power Agency, Inc., RB, Series A:
5.00%, 1/01/42	95	95,758
5.38%, 1/01/42	500	525,910
		1,661,038
Total Municipal Bonds — 128.1%		122,385,212

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)
Alabama — 0.8%
Alabama Special Care Facilities Financing Authority-Birmingham, Refunding RB, Ascension Health Senior Credit Group, Series C-2, 5.00%, 11/15/36	760	760,088
Arizona — 0.8%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	770	790,795
California — 7.6%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (i)	855	913,260

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
California (concluded)
City & County of San Francisco California Public Utilities Commission, RB, Series B, 5.00%, 11/01/39	$2,970	$3,022,212
City of Los Angeles California Department of Airports, Refunding RB, Senior, Los Angeles International Airport, Series A, 5.00%, 5/15/40	1,880	1,907,951
Los Angeles Community College District California, GO, Election of 2001, Series A (AGM), 5.00%, 8/01/32	740	770,540
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	553	612,389
		7,226,352
Colorado — 2.1%
Colorado Health Facilities Authority, RB, Catholic Health (AGM):
Series C-3, 5.10%, 10/01/41	1,210	1,204,531
Series C-7, 5.00%, 9/01/36	780	775,741
		1,980,272
Connecticut — 3.4%
Connecticut State Health & Educational Facility Authority, RB, Yale University:
Series T-1, 4.70%, 7/01/29	1,580	1,623,830
Series X-3, 4.85%, 7/01/37	1,541	1,594,187
		3,218,017
Illinois — 0.9%
City of Chicago Illinois, Refunding RB, Waterworks, Second Lien, 5.00%, 11/01/42	915	901,101
Massachusetts — 3.7%
Massachusetts School Building Authority, RB, Dedicated Sales Tax, Senior, Series B, 5.00%, 10/15/41	1,430	1,480,493
Massachusetts Water Resources Authority, Refunding RB, General, Series A, 5.00%, 8/01/41	1,980	2,040,648
		3,521,141

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2013	7

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
New Hampshire — 0.7%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (i)	$645	$692,324
New York — 7.1%
Hudson New York Yards Infrastructure Corp., RB, Senior Series A, 5.75%, 2/15/47 (i)	500	530,808
New York City Municipal Water Finance Authority, Refunding RB, Series FF-2, 5.50%, 6/15/40	510	555,269
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	3,375	3,506,707
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (i)	2,030	2,197,942
		6,790,726
Tennessee — 1.3%
County of Shelby Tennessee Health Educational & Housing Facilities Board, Refunding RB, St. Jude's Children's Research Hospital, 5.00%, 7/01/31	1,280	1,290,650
Texas — 3.5%
County of Harris Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38 (i)	2,140	2,259,882
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,080	1,098,911
		3,358,793
Utah — 1.2%
City of Riverton Utah Hospital, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,155	1,154,696
Virginia — 2.0%
University of Virginia, Refunding RB, General, 5.00%, 6/01/40	1,785	1,876,852

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (h)	Par (000)	Value
Washington — 3.7%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	$900	$938,366
State of Washington, GO, Various Purpose, Series E, 5.00%, 2/01/34	2,400	2,569,104
		3,507,470
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 38.8%		37,069,277
Total Long-Term Investments (Cost — $159,696,784) — 166.9%		159,454,489

Short-Term Securities	Shares
Money Market Funds – 0.5%
FFI Institutional Tax-Exempt Fund, 0.03% (k)(l)	421,663	421,663

	Par (000)
Pennsylvania — 0.2%
Beaver County IDA, Refunding RB, VRDN, 0.04%, 8/01/13 (j)	$200	200,000
Total Short-Term Securities (Cost — $621,663) — 0.7%		621,663
Total Investments (Cost — $160,318,447*) — 167.6%		160,076,152
Other Assets Less Liabilities — 0.1%		166,414
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.8%)		(21,813,326)
VMTP Shares, at Liquidation Value — (44.9%)		(42,900,000)
Net Assets Applicable to Common Shares — 100.0%		$95,529,240

* As of July 31, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$138,848,783
Gross unrealized appreciation		$5,364,185
Gross unrealized depreciation		(5,943,424)
Net unrealized depreciation		$(579,239)

Notes to Schedule of Investments

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2013	8

Schedule of Investments (continued)	BlackRock Strategic Municipal Trust (BSD)

(c)	Variable rate security. Rate shown is as of report date.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized (Depreciation)
Royal Bank of Canada	$82,246	$(1,032)

(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(h)	Securities represent bonds transferred to a TOB in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(i)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to Febuary 15, 2031 is $3,504,838.
(j)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(k)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2013	Net Activity	Shares Held at July 31, 2013	Income
FFI Institutional Tax-Exempt Fund	2,349,913	(1,928,250)	421,663	$137

(l)	Represents the current yield as of report date.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
EDC	Economic Development Corp.
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds
VRDN	Variable Rate Demand Notes

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2013	9

Schedule of Investments (concluded)	BlackRock Strategic Municipal Trust (BSD)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the Trust's investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$159,454,489	—	$159,454,489
Short-Term Securities	$421,663	200,000	—	621,663
Total	$421,663	$159,654,489	—	$160,076,152

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Trust's liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
Bank overdraft	—	$(4,596)	—	$(4,596)
TOB trust certificates	—	(21,806,608)	—	(21,806,608)
VMTP Shares	—	(42,900,000)	—	(42,900,000)
Total	—	$(64,711,204)	—	$(64,711,204)

There were no transfers between levels during the period ended July 31, 2013.

BLACKROCK STRATEGIC MUNICIPAL TRUST	JULY 31, 2013	10

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The BlackRock Strategic Municipal Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
The BlackRock Strategic Municipal Trust

Date: September 24, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
The BlackRock Strategic Municipal Trust

Date: September 24, 2013